Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax asset:
Net operating loss carryforward	$ 4,428,341	$ 1,534,755
Capitalized research and development	808,845	1,081,840
Equity-based compensation	1,174,237	496,493
Accrued legal fees		453,986
Organizational and start-up costs	377,374	379,620
Accrued expenses	2,447	33,956
Accrued compensation	248,187	75,639
Intangible assets	42,217	26,557
Total deferred tax asset before valuation allowance	7,081,648	4,082,846
Less: Valuation allowance	(6,905,353)	(3,923,277)
Total deferred tax asset after valuation allowance	176,295	159,569
Deferred tax liability:
Fixed assets	(176,295)	(159,569)
Net deferred tax asset